SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 03, 2013	Jun. 02, 2010 item	Mar. 31, 2011	Apr. 30, 2012	Nov. 30, 2011	Jul. 31, 2013 item	Apr. 22, 2014	Nov. 12, 2014	Jun. 02, 2009 item	Dec. 29, 2014	Dec. 28, 2014	Feb. 13, 2014	Feb. 12, 2014
Share-based compensation
Granted (in shares)	0
Number of share options
Granted (in shares)	0
Stock options
Share-based compensation
Exercise price (in dollars per share)	7.81	$ 7.81	$ 7.72	$ 7.72
Weighted average grant-date fair value of options granted (in dollars per share)			$ 3.78	$ 3.78	$ 5.58
Assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model
Expected volatility (as a percent)	40.30%
Risk-free interest rate (as a percent)	2.54%
Expected dividend yield (as a percent)	0.00%			0.00%	0.00%
Exercise multiple	2.0	2.0
Fair value of the underlying ordinary shares (in dollars per share)	14.16
Number of share options
Outstanding as of the beginning of the period (in shares)	3,014,086	2,670,796	3,014,086
Exercised (in shares)	(303,891)
Expired (in shares)	(1,520)
Forfeited (in shares)	(37,879)
Outstanding as of the end of the period (in shares)	2,670,796	2,670,796	3,014,086	3,014,086
Exercisable at the end of the period (in shares)	2,474,570	2,474,570
Expected to vest (in shares)	879,098	879,098
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	7.72	$ 7.81	$ 7.72
Exercised (in dollars per share)	6.92
Expired (in dollars per share)	7.91
Forfeited (in dollars per share)	7.59
Outstanding at the end of the period (in dollars per share)	7.81	$ 7.81	$ 7.72	$ 7.72
Exercisable at the end of the period (in dollars per share)	7.81	$ 7.81
Expected to vest (in dollars per share)	7.76	$ 7.76
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted	14.16
Weighted average remaining contractual life
Outstanding at the beginning of the period		6 years 8 months 12 days	7 years 8 months 12 days
Outstanding at the end of the period		6 years 8 months 12 days	7 years 8 months 12 days
Exercisable at the end of the period		6 years 7 months 6 days
Expected to vest		7 years 7 months 6 days
Aggregate intrinsic value
Outstanding at the beginning of the period	11,349,000	$ 16,960,000	$ 11,349,000
Outstanding at the end of the period	16,960,000	16,960,000	11,349,000	11,349,000
Exercisable at the end of the period	15,704,000	15,704,000
Expected to vest	1,256,000	1,256,000
Vested and Expected to vest	1,256,000	1,256,000
Stock options | Minimum
Assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model
Expected volatility (as a percent)					42.00%
Risk-free interest rate (as a percent)					2.08%
Exercise multiple					2.0
Fair value of the underlying ordinary shares (in dollars per share)					$ 9.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted					$ 9.84
Stock options | Maximum
Assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model
Expected volatility (as a percent)				37.00%	43.00%
Risk-free interest rate (as a percent)				4.09%	2.73%
Exercise multiple			2.0	2.0	2.8
Fair value of the underlying ordinary shares (in dollars per share)				$ 11.48	$ 10.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted				$ 11.48	$ 10.96
Stock options | Employees
Share-based compensation
Share-based compensation expenses recognized	2,693,000			3,142,000	4,234,000
Additional disclosures
Share-based compensation expenses recognized	2,693,000			3,142,000	4,234,000
Stock options | Non-employees
Share-based compensation
Share-based compensation expenses recognized	1,151			816	569
Additional disclosures
Share-based compensation expenses recognized	1,151			816	569
Affected Options
Share-based compensation
Total incremental compensation expenses						468,149
Affected Options | American Depositary Shares
Share-based compensation
Exercise price (in dollars per share)						$ 3.88
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)						$ 3.88
Outstanding at the end of the period (in dollars per share)						$ 3.88
Affected Options | Employees
Share-based compensation
Number of consultants to whom options were granted						54
Number of ordinary shares authorized for issuance						993,233
Affected Options | Employees | American Depositary Shares
Share-based compensation
Number of ordinary shares authorized for issuance						1,986,466
Non-qualified incentive share option
Share-based compensation
Fair market value of option (as a percent)	85.00%
Incentive share option
Share-based compensation
Fair market value of option (as a percent)	100.00%
Incentive share option | Minimum
Share-based compensation
Term of option	10 years
Additional disclosures
Contract life	10 years
Incentive share option | Maximum
Share-based compensation
Percentage of voting power of all classes of company's stock	10.00%
Incentive share option | Grantee who owns more than 10% voting power
Share-based compensation
Term of option	5 years
Additional disclosures
Contract life	5 years
Restricted Shares
Share-based compensation
Granted (in shares)	1,816,135
Vested (in shares)	(32,722)
Share based compensation expenses related to non vested shares	64,757,000
Assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model
Fair value of the underlying ordinary shares (in dollars per share)	12.57
Number of share options
Granted (in shares)	1,816,135
Vested (in shares)	(32,722)
Outstanding as of the end of the period (in shares)	1,783,413	1,783,413
Vested and expected to vest as of the end of the period	1,816,135	1,816,135
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted	12.57
Vested	12.61
Outstanding as at December 31, 2014	12.57	$ 12.57
Expected to vest at December 31, 2014	12.57
Aggregate intrinsic value
Outstanding at the end of the period	2,833,000	2,833,000
Expected to vest	2,884,000	2,884,000
Granted	2,884,000
Vested	(51,000)
Vested and Expected to vest	2,884,000	2,884,000
Restricted Shares | Employees
Share-based compensation
Share-based compensation expenses recognized	7,247
Additional disclosures
Share-based compensation expenses recognized	7,247
2010 Plan
Share-based compensation
Number of ordinary shares authorized for issuance							5,410,650								6,280,469	5,410,650	8,550,885	6,280,469
Awards vesting in number of equal monthly installments							48
Vesting period							47 months
2010 Plan | Employees
Share-based compensation
Exercised	1,715,000			2,423,000	1,615,000
Aggregate intrinsic value
Exercised	1,715,000			2,423,000	1,615,000
2010 Plan | Stock options
Share-based compensation
Vested (in shares)									28,472	14,424
Remaining Options to vest									1,021,528	559,576
Contractual life								10 years	10 years	10 years
Estimated forfeiture rate (as a percent)								0.00%
Number of share options
Vested (in shares)									28,472	14,424
2010 Plan | Stock options | Minimum
Share-based compensation
Vesting period								20 months	35 months	23 months
2010 Plan | Stock options | Maximum
Share-based compensation
Vesting period								22 months	47 months	47 months
2010 Plan | Stock options | Employees
Share-based compensation
Number of consultants to whom options were granted										34
Granted (in shares)										289,000
Estimated forfeiture rate (as a percent)										33.80%
Number of share options
Granted (in shares)										289,000
Weighted average exercise price
Granted (in dollars per share)										8.62
2010 Plan | Stock options | Officer
Share-based compensation
Granted (in shares)								435,774
Number of share options
Granted (in shares)								435,774
Weighted average exercise price
Granted (in dollars per share)								6.31
2010 Plan | Stock options | Artist
Share-based compensation
Granted (in shares)								125,708
Number of share options
Granted (in shares)								125,708
Weighted average exercise price
Granted (in dollars per share)								6.31
2010 Plan | Stock options | Two independent directors
Share-based compensation
Number of consultants to whom options were granted								2
Granted (in shares)								110,000
Number of share options
Granted (in shares)								110,000
Weighted average exercise price
Granted (in dollars per share)								11.56
2010 Plan | Stock options | Officer and artist
Share-based compensation
Granted (in shares)								236,687
Remaining Options to vest								434,795
Number of share options
Granted (in shares)								236,687
2010 Plan | Stock options | Four independent directors
Share-based compensation
Number of consultants to whom options were granted										4
Granted (in shares)										135,000
Estimated forfeiture rate (as a percent)										0.00%
Number of share options
Granted (in shares)										135,000
2010 Plan | Stock options | Two directors
Share-based compensation
Number of consultants to whom options were granted										2
Granted (in shares)										150,000
Number of share options
Granted (in shares)										150,000
2010 Plan | Stock options | Non-employees
Number of share options
Exercised (in shares)	87,797			29,167	0
2010 Plan | Stock options | Consultants
Share-based compensation
Number of consultants to whom options were granted										8
Granted (in shares)										470,000
Vested (in shares)										13,056
Remaining Options to vest										456,944
Contractual life										10 years
Estimated forfeiture rate (as a percent)										0.00%
Exercise price (in dollars per share)										8.62
Vesting period										35 months
Number of share options
Granted (in shares)										470,000
Vested (in shares)										13,056
Weighted average exercise price
Outstanding at the end of the period (in dollars per share)										8.62
2010 Plan | Stock options | Five officers
Share-based compensation
Number of consultants to whom options were granted									5
Granted (in shares)									950,000
Estimated forfeiture rate (as a percent)									0.00%
Number of share options
Granted (in shares)									950,000
2010 Plan | Stock options | 9 employees
Share-based compensation
Number of consultants to whom options were granted									9
Granted (in shares)									100,000
Estimated forfeiture rate (as a percent)									33.80%
Exercise price (in dollars per share)									10.96
Number of share options
Granted (in shares)									100,000
Weighted average exercise price
Outstanding at the end of the period (in dollars per share)									10.96
2010 Plan | Stock options | Directors
Share-based compensation
Number of consultants to whom options were granted											2
Granted (in shares)											110,000
Contractual life											10 years
Estimated forfeiture rate (as a percent)											0.00%
Exercise price (in dollars per share)											$ 7.76
Vesting period											36 months
Number of share options
Granted (in shares)											110,000
Weighted average exercise price
Outstanding at the end of the period (in dollars per share)											$ 7.76
2010 Plan | Restricted Shares | Employees | Vest in the 42nd calendar month following the vesting commencement date
Share-based compensation
Granted (in shares)												175,000
Number of share options
Granted (in shares)												175,000
2010 Plan | Restricted Shares | One officer
Share-based compensation
Granted (in shares)												1,575,000
Estimated forfeiture rate (as a percent)												0.00%	0.00%
Number of share options
Granted (in shares)												1,575,000
2010 Plan | Restricted Shares | One officer | Vest on each of the first 23 calendar months following the vesting
Share-based compensation
Vested (in shares)												100
Number of share options
Vested (in shares)												100
2010 Plan | Restricted Shares | One officer | Vest in the 24th calendar month following the vesting commencement date
Share-based compensation
Vested (in shares)												1,572,700
Number of share options
Vested (in shares)												1,572,700
2010 Plan | Restricted Shares | One officer | Vest in the 48th calendar month following the vesting commencement date
Share-based compensation
Granted (in shares)													66,135
Number of share options
Granted (in shares)													66,135
2009 Plan
Share-based compensation
Number of ordinary shares authorized for issuance														209,163
Awards vesting in number of equal monthly installments														48
Vesting period														47 months
Stock Incentive Plan 2009 and 2010
Additional disclosures
Unrecognized compensation expenses	946,000	946,000
Weighted-average period over which expense is expected to be recognized	2 months 1 day
Stock Incentive Plan 2009 and 2010 | Stock options
Additional disclosures
Unrecognized compensation expenses	15,585,000	$ 15,585,000
Weighted-average period over which expense is expected to be recognized	1 year 7 months 2 days